Taxes - Components of the deferred tax (Details) $ in Thousands	12 Months Ended
Oct. 31, 2024 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	$ (1,267)
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	948
OCI	35
Deferred income tax asset (liability) end of year	(284)
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	5,873
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	2,382
OCI	67
Deferred income tax asset (liability) end of year	8,322
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	397
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	367
OCI	2
Deferred income tax asset (liability) end of year	766
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	(6,243)
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	2,008
OCI	(27)
Deferred income tax asset (liability) end of year	(4,262)
Right-of-use assets/liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	1,151
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	(292)
OCI	(7)
Deferred income tax asset (liability) end of year	852
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	1,445
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	661
OCI	0
Deferred income tax asset (liability) end of year	2,106
Non-capital loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	26,363
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	(3,094)
OCI	0
Deferred income tax asset (liability) end of year	23,269
Tax benefits not recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset (liability) beginning of year	(30,253)
Changes in deferred tax liability (asset) [abstract]
Acquired business combination	0
Recognized in earnings	(1,084)
OCI	0
Deferred income tax asset (liability) end of year	$ (31,337)